Note 1 - Summary of Significant Accounting Policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Continuing operations earnings	$ 126,100	$ 51,188
Deduct preferred stock dividends	23	23
Undistributed earnings	126,077	51,165
Earnings attributable to participating preferred shareholders	493	206
Earnings attributable to common shareholders	$ 125,584	$ 50,959
Weighted average common shares outstanding (in shares)	9,088	9,264
Basic earnings from continuing operations per common share (in dollars per share)	$ 13.82	$ 5.50
Earnings attributable to common shareholders	$ 125,584	$ 50,959
Add dividends on convertible preferred stock	20	20
Earnings attributable to common stock on a diluted basis	$ 125,604	$ 50,979
Additional shares to be issued related to the equity compensation plan (in shares)	3	2
Additional shares to be issued under full conversion of preferred stock (in shares)	67	67
Total shares for diluted (in shares)	9,158	9,333
Diluted earnings from continuing operations per share (in dollars per share)	$ 13.72	$ 5.46
Discontinued operations earnings	$ 0	$ 1,147
Deduct preferred stock dividends	0	23
Undistributed earnings	0	1,124
Earnings attributable to participating preferred shareholders	0	5
Earnings attributable to common shareholders	$ 0	$ 1,119
Weighted average common shares outstanding (in shares)	0	9,264
Basic earnings from discontinued operations per common share (in dollars per share)	$ 0	$ 0.12
Earnings attributable to common shareholders	$ 0	$ 1,119
Add dividends on convertible preferred stock	0	20
Earnings attributable to common stock on a diluted basis	$ 0	$ 1,139
Weighted average common shares outstanding-basic (in shares)	0	9,264
Additional shares to be issued related to the equity compensation plan (in shares)		2
Additional shares to be issued under full conversion of preferred stock (in shares)	0	67
Total shares for diluted (in shares)	0	9,333
Diluted earnings from discontinued operations per share (in dollars per share)	$ 0	$ 0.12